EARNINGS PER SHARE - Summary of basic and diluted loss per share for net loss of discontinued operations (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
Loss attributable to the Company’s controlling shareholders	R$ (380,416)	R$ (98,550)	R$ (143,112)
Weighted average of the number of issued common shares	1,381,594,182	1,377,932,809
Adjustment for stock options and restricted shares	(9,613,311)	(788,866)
Weighted average of the number of ordinary shares	1,371,980,871	1,377,143,943
Basic loss per share - R$	R$ (0.2773)	R$ (0.0716)